CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Common shares issued	14,822,251	14,822,251
Common shares outstanding	14,822,251	14,822,251
Common shares
Disclosure of classes of share capital [line items]
Shares authorized	300,000,000	300,000,000
Preferred shares
Disclosure of classes of share capital [line items]
Shares authorized	150,000,000	150,000,000